Acquisition of Businesses - Additional Information (Detail)					12 Months Ended
	Feb. 14, 2019	Nov. 13, 2018	Jul. 25, 2018	Jul. 01, 2018 USD ($)	Dec. 31, 2018 USD ($)
Regent [member]
Disclosure of detailed information about business combination [line items]
Acquisition of controlling interest				51.00%
Date of acquisition				Jul. 01, 2018
Name of acquiree				Regent Hospitality Worldwide, Inc ('RHW'), Regent International Hotels Limited and Regent Berlin GmbH.
Description of acquiree				The acquisition of a 51% controlling interest in an agreement with Formosa International Hotels Corporation (‘FIH’) to acquire the Regent Hotels and Resorts brand and associated management contracts (‘Regent’).
Description of primary reasons for business combination				On 1 July 2018, the Group completed the acquisition of a 51% controlling interest in an agreement with Formosa International Hotels Corporation (‘FIH’) to acquire the Regent Hotels and Resorts brand and associated management contracts (‘Regent’). The Group acquired 51% of the issued share capital of Regent Hospitality Worldwide, Inc (‘RHW’), 100% of the issued share capital of Regent International Hotels Limited and 100% of the issued share capital of Regent Berlin GmbH. Regent is a leading luxury hotel brand which adds to IHG’s brand portfolio at the top end of the luxury segment.
Beneficial interest				49.00%
Non-controlling interest				$ 0.00
Acquisition of controlling interest, description					Put and call options exist over the remaining 49% shareholding in RHW which are exercisable in a phased manner from 2026. As the decision-making powers related to the remaining shares are not substantive in driving RHW’s returns and FIH do not share in any costs associated with the future development of the Regent brand, it has been determined that the Group has a present ownership interest in the remaining shares. As such, RHW has been accounted for as 100% owned with no non-controlling interest recognised.
Contributed revenue					$ 10,000,000
Operating loss					0
Increase in group revenue					$ 9,000,000
Impact of group revenue description					If the acquisition had taken place at 1 January 2018, reported Group revenue would have been $9m higher, with no material difference to operating profit
Operating profit (loss)					$ 0
Amount of goodwill deductible for tax					0
Contingent liabilities recognised					0
UK Portfolio [member]
Disclosure of detailed information about business combination [line items]
Date of acquisition			Jul. 25, 2018
Description of primary reasons for business combination			On 25 July 2018, the Group completed a deal to operate nine hotels under long-term leases from Covivio (formerly Foncière des Régions), which operated under the Principal and De Vere Hotels brands. An additional leased hotel was added to the portfolio on 13 November 2018, bringing the total to ten (‘UK portfolio’) at 31 December 2018. Two further leased hotels were added on 14 February 2019. The deal establishes IHG as the leading luxury hotel operator in the UK. Over the next one to two years, the hotels will be rebranded to other brands in IHG’s luxury and upscale portfolio.
Contributed revenue					75,000,000
Operating loss					1,000,000
Increase in group revenue					$ 90,000,000
Impact of group revenue description					If the acquisition had taken place at 1 January 2018, reported Group revenue would have been $90m higher, with no material difference to operating profit
Operating profit (loss)					$ 0
Amount of goodwill deductible for tax					0
Contingent liabilities recognised					$ 0
Number of hotels operates under long term leases		1	9		10
Gross contractual value of trade receivables					$ 5,000,000
Fair value of trade receivables, book value					$ 5,000,000
UK Portfolio [member] | Events after reporting period [member]
Disclosure of detailed information about business combination [line items]
Number of hotels operates under long term leases	2